Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash generated by (used in): Operating Activities
Net income	$ (31,461)	$ 1,626	$ 2,522
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(960)	(645)	(140)
Depreciation and depletion	3,723	3,256	2,703
Inventory net realizable value adjustment	387
Accretion of reclamation provision	104	122	93
Unrealized loss (gain) on investments	(1,282)	5	(5)
Foreign exchange (gain) loss	1,461	270	139
Fair value adjustment on warrant liability	(520)	(1,304)	(563)
Fair value adjustment on modification of term facility		234
Unwinding of fair value adjustment of term facility	(170)
Loss from discontinued operations and on disposal	29,126	31	143
Share-based payments	937	630	2,018
Cash flows from (used in) operations before changes in working capital	1,345	4,225	6,910
Net change in non-cash working capital items	4,162	4,999	(9,077)
Cash flows from (used in) operations	5,507	9,224	(2,167)
Cash generated by (used in): Financing Activities
Shares and units issued for cash, net of issuance costs	7,283	8,466	40
Finance lease payments	(956)	(1,166)	(1,581)
Equipment loan payments	(524)	(1,445)	(847)
Term facility payments	(833)	(2,000)	(667)
Cash flows from (used in) financing activities	4,970	3,855	(3,055)
Cash generated by (used in): Investing Activities
Exploration and evaluation expenditures	(5,723)	(5,361)	(5,527)
Additions to plant, equipment and mining properties	(3,276)	(9,416)	(6,608)
Proceeds from sale of long-term investments	23
Cash proceeds from sale of discontinued operations	6,599
Cash disposed of in discontinued operations	(1,459)
Redemption (purchase) of short-term investments		1,000	9,000
Redemption of reclamation bonds	102	548
Cash flows from (used in) investing activities	(3,734)	(13,229)	(3,135)
Change in cash	6,743	(150)	(8,357)
Effect of exchange rate changes on cash	(370)	(18)	(3)
Cash, Beginning	3,252	3,420	11,780
Cash, Ending	$ 9,625	$ 3,252	$ 3,420